Taxes payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Taxes payable	Taxes payable

	December 31, 2025	December 31, 2024

Income taxes payable (a)	8,380	3,642
Taxes on revenues	2,835	2,347
Other taxes payable	822	451
Taxes payable	12,037	6,440

(a)Income taxes payable is mainly comprised of income taxes due to tax authorities in Chile, Colombia and the United Kingdom.